Victory Portfolios II

VictoryShares USAA Core Short-Term Bond ETF (USTB)

VictoryShares USAA Core Intermediate-Term Bond ETF (UITB)

Supplement dated February 23, 2023,

to the Prospectus and Statement of Additional Information ("SAI")

each dated November 1, 2022, as supplemented

This supplement amends the Prospectus and SAI of the above-referenced Funds and is in addition to any other supplements. Please review this important information carefully.

The Board of Trustees of Victory Portfolios II (the "Trust") upon recommendation of Victory Capital Management Inc., the Trust's investment adviser, approved a change in the name of the VictoryShares USAA Core Short-Term Bond ETF and the VictoryShares USAA Core Intermediate-Term Bond ETF (the "Funds") to create a more clear and uniform naming convention relative to competitor offerings and other Adviser products. The Funds will be referred to as follows:

Current Name	New Name
VictoryShares USAA Core Short-Term Bond ETF	VictoryShares Short-Term Bond ETF
VictoryShares USAA Core Intermediate-Term Bond ETF	VictoryShares Core Intermediate Bond ETF

In addition, USAA Investments, a Victory Capital Management Inc. Investment Franchise, that currently manages the Funds, will change its name to Victory Income Investors. These changes are expected to become effective at the start of business on April 24, 2023.

If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios II

VictoryShares ESG Core Plus Bond ETF (UBND)

VictoryShares ESG Corporate Bond ETF (UCRD)

Supplement dated February 24, 2023,

to the Prospectus and Statement of Additional Information ("SAI") each dated November 1, 2022, as supplemented

This supplement amends the Prospectus and SAI of the above-referenced Funds and is in addition to any other supplements. Please review this important information carefully.

The Board of Trustees of Victory Portfolios II (the "Trust") upon recommendation of Victory Capital Management Inc., the Trust's investment adviser, approved a change in the name of the VictoryShares ESG Core Plus Bond ETF and the VictoryShares ESG Corporate Bond ETF (the "Funds") to create a more clear and uniform naming convention relative to competitor offerings and other Adviser products. The Funds will be referred to as follows:

Current Name	New Name
VictoryShares ESG Core Plus Bond ETF	VictoryShares Core Plus Intermediate Bond ETF
VictoryShares ESG Corporate Bond ETF	VictoryShares Corporate Bond ETF

In addition, USAA Investments, a Victory Capital Management Inc. Investment Franchise, that currently manages the Fund, will change its name to Victory Income Investors. These changes are expected to become effective at the start of business on April 24, 2023.

If you wish to obtain more information, please call the Victory Funds at 800-539-FUND (800-539-3863) or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.